Related parties - Listing of Consolidated Subsidiaries (Details) - subsidiary	6 Months Ended
	Sep. 30, 2026	Mar. 31, 2026
Disclosure of subsidiaries [line items]
Number of subsidiary	18	18
Coincheck, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
CCG Administrative Services, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
Next Finance Tech Co., LTD.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
Aplo SAS
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
3iQ Digital Holdings, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	99.80%
3iQ Corp
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	99.80%